As filed with the Securities and Exchange Commission on November 25, 2009
1933 Act Registration File No. 033-48907
1940 Act File No. 811-58433

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. __ ☐

Post-Effective Amendment No. 61 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 61 ☒
_____________________

MARSHALL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

111 East Kilbourn Avenue, Suite 200
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code (800) 236-3863

(Name and Address of Agent for Service) John M. Blaser M&I Investment Management Corp. 111 East Kilbourn Avenue, Suite 200 Milwaukee, Wisconsin 53202	Copy to: Maureen A. Miller Vedder Price P.C. 222 North LaSalle Street, Suite 2500 Chicago, Illinois 60601
_____________________

☐ immediately upon filing pursuant to rule 485(b)
☒ on December 29, 2009 pursuant to rule 485(b)
☐ 60 days after filing pursuant to rule 485(a)(1)
☐ on (date) pursuant to rule 485(a)(1)
☐ 75 days after filing pursuant to rule 485(a)(2)
☐ on (date) pursuant to rule 485(a)(2)

If appropriate, check the following box:
☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 57 to its Registration Statement until December 29, 2009. Parts A, B and C of Registrant's Post-Effective Amendment No. 57 under the Securities Act of 1933 and Amendment No. 57 under the Investment Company Act of 1940, filed on August 31, 2009, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and the State of Wisconsin on the 25th day of November, 2009.

MARSHALL FUNDS, INC. (Registrant) By: /s/ John M. Blaser John M. Blaser President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of the Registrant has been signed below on November 25, 2009 by the following persons in the capacities indicated.

Signature	Title
/s/ John M. Blaser John M. Blaser	President (principal executive officer) and Director
/s/ Timothy M. Bonin Timothy M. Bonin	Treasurer (principal financial officer)
* Kenneth C. Krei	Director
* Larry D. Armel	Director
* Ridge A. Braunschweig	Director
* Benjamin M. Cutler	Director
* John A. Lubs	Director

Signature	Title

* James Mitchell	Director
* Barbara J. Pope	Director

*By: /s/ John M. Blaser John M. Blaser Attorney in fact pursuant to Power of Attorney filed with Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A.